Cover	Jul. 30, 2020
Cover [Abstract]
Entity Registrant Name	Oshkosh Corporation
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000775158
Document Period End Date	Jul. 30, 2020
Entity Emerging Growth Company	false
Entity File Number	1-31371
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-0520270
Entity Address, Address Line One	P.O. Box 2566
Entity Address, City or Town	Oshkosh
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54903-2566
City Area Code	920
Local Phone Number	502-3009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	OSK
Security Exchange Name	NYSE